Other Real Estate Owned Net - Summary of Properties Included in Other Real Estate Owned (OREO) (Detail) $ in Thousands	Sep. 30, 2016 USD ($) Property	Dec. 31, 2015 USD ($) Property		Dec. 31, 2014 USD ($) Property
Real Estate Properties [Line Items]
No. of Properties | Property	14	16		27
Carrying Value | $	$ 2,764	$ 1,870	[1]	$ 2,791
Residential
Real Estate Properties [Line Items]
No. of Properties | Property	3	3		10
Carrying Value | $	$ 1,172	$ 540		$ 1,559
Land lots
Real Estate Properties [Line Items]
No. of Properties | Property	6	7		13
Carrying Value | $	$ 536	$ 413		$ 587
Convenience Stores
Real Estate Properties [Line Items]
No. of Properties | Property	1	2		2
Carrying Value | $	$ 59	$ 191		$ 234
Restaurant
Real Estate Properties [Line Items]
No. of Properties | Property	1	1		1
Carrying Value | $	$ 55	$ 55		$ 107
Commercial properties
Real Estate Properties [Line Items]
No. of Properties | Property	3	3		1
Carrying Value | $	$ 942	$ 671		$ 304

[1]	Derived from Audited December 31, 2015 Financial Statements